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                                                  OMB APPROVAL

                                                  ==============================
                                                  OMB Number: 3235-0570


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                                                  hours per response: 5.0
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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-3070
                                                     --------

                      Hilliard-Lyons Government Fund, Inc.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               P. O. Box 32760 , Louisville, Kentucky 40232-2760
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Joseph C. Curry, Jr.                               William G. Strench
           Hilliard-Lyons Government Fund, Inc.               Frost Brown Todd LLC
           P. O. Box 32760                                    400 West Market Street, 32/nd/ Floor
           Louisville, Kentucky 40232-2760                    Louisville, Kentucky 40202-3363

                    (Name and address of agents for service)

Registrant's telephone number, including area code: (502) 588-8602
                                                    --------------

Date of fiscal year end: August 31
                         ---------

Date of reporting period: February 29, 2004
                          -----------------

ITEM 1.    REPORTS TO STOCKHOLDERS.

           The Semi-Annual Report to Stockholders follows.

                                                                 March 22, 2004

Dear Shareholder:

We are pleased to present this report on the Hilliard-Lyons Government Fund, Inc. ("HLGF" or the "Fund") for the six months ended February 29, 2004.

Record low interest rates continue to put pressure on money market fund assets. 2003 marked the second consecutive year of asset declines for taxable money market funds. Prior to 2002, total money market fund assets had experienced seven straight years of double-digit growth. Banks continue to compete with money market funds for investor dollars. Money market funds pay dividends earned from their investments while bank products can pay any rate set by the bank.

Assets of the Fund declined only modestly during the six months. Net assets declined $71 million to $1.5 billion at February 29, 2004. This compares to a decrease of $60 million in the year ended August 31, 2003.

At the most recent meeting of the policymaking Federal Open Market Committee held March 16, 2004, the Federal Reserve (the "Fed") left interest rates unchanged which is what most if not all economists had expected. Markets react to the language used in the Fed's statements as much as to actions taken by the Fed. The Fed indicated it wouldn't change its policy in the near term. Some economists had anticipated the Fed would give a more encouraging outlook on job growth and the economy but the Fed changed its statement only slightly and reinforced its stance on an accommodative monetary policy. The statement appeared to offer a slightly more cautious view of the economic recovery. Most economists now believe a rate increase won't occur any time soon and is highly unlikely to occur before the presidential election.

Interest rates impact equity markets as well because of the effect on the cost of corporate borrowing which in turn affects corporate profits. A rate increase would increase the cost of corporate borrowing which would mean lower corporate profits. Lower corporate profits generally mean lower equity prices. Higher rates also make newly issued corporate debt in the form of bonds more attractive and will cause some investors to switch out of stocks and into bonds. Despite a seemingly mixed view of the economy overall, the major equity markets, including the Dow Jones Industrial Average and the NASDAQ, have attained positive returns so far in 2004.

With short term interest rates at a 45 year low, the Fund's investment adviser, J.J.B. Hilliard, W.L. Lyons Inc. recognizes that these are difficult times for shareholders. In light of these historically low rates, the Adviser voluntarily agreed to waive a portion of its advisory fee beginning April 1, 2003. For the period covered in this report, the six months from September 1, 2003 through February 29, 2004, the Adviser waived $1.7 million of fees. The Fund's expense ratio for the six months ended February 29, 2004 was .56% with the fee waiver while it would have been .78% without the waiver. The full amount of the fee waiver is passed on to shareholders in the dividends paid by the Fund. The Adviser may discontinue or modify this voluntary waiver in the future at its discretion.

In this time of historically low interest rates and economic uncertainty, the Fund continues to offer its shareholders both a high degree of credit safety and and the highest possible current income consistent with the preservation of capital. The Fund also offers convenient features such as unlimited, free check-writing. As shown on the Schedule of Investments that follows, at February 29, 2004 the Fund was fully invested in high quality, short term U.S. government agency securities. These securities offer a high degree of credit safety with the added benefit of income that flows through to shareholders as exempt from state income tax. Information on dividends paid by the Fund for the calendar year 2003 was included with the Form 1099-Div sent by Hilliard Lyons to all shareholders in January 2004. The full amount of dividends paid by HLGF in calendar year 2003 were exempt from state income tax in all states.

We appreciate your investment in the Hilliard-Lyons Government Fund, Inc. and we will continue to do our best to manage the Fund for the benefit of our shareholders.


             /s/ Joseph C. Curry, Jr.   /s/ Dianna P. Wengler
             JOSEPH C. CURRY, JR.       DIANNA P. WENGLER
             President                  Vice President and
                                          Treasurer

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
                               February 29, 2004


 Principal                                              Purchase Maturity
  Amount                                                 Yield     Date       Value
  ------                                                -------- -------- --------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS*--100.1%
$23,508,000 Federal Home Loan Bank Discount Note         0.923%  03/01/04 $   23,508,000
 25,000,000 Federal Home Loan Bank Discount Note         0.954   03/01/04     25,000,000
 25,000,000 Federal Home Loan Bank Discount Note         0.954   03/02/04     24,999,347
 29,000,000 Federal Home Loan Bank Discount Note         1.067   03/03/04     28,998,308
 19,500,000 Federal Home Loan Bank Discount Note         1.098   03/04/04     19,498,253
 35,000,000 Federal Home Loan Bank Discount Note         1.088   03/05/04     34,995,858
 33,000,000 Federal Home Loan Bank Discount Note         0.964   03/08/04     32,993,904
 30,000,000 Federal Home Loan Bank Discount Note         0.964   03/09/04     29,993,667
 23,000,000 Federal Home Loan Bank Discount Note         1.059   03/10/04     22,994,020
 15,000,000 Federal Home Loan Bank Discount Note         1.083   03/12/04     14,995,142
 15,000,000 Federal Home Loan Bank Discount Note         1.083   03/12/04     14,995,142
 25,000,000 Federal Home Loan Bank Discount Note         0.996   03/15/04     24,990,472
 30,000,000 Federal Home Loan Bank Discount Note         0.990   03/16/04     29,987,750
 34,000,000 Federal Home Loan Bank Discount Note         1.093   03/17/04     33,983,831
 35,000,000 Federal Home Loan Bank Discount Note         0.996   03/18/04     34,983,803
 17,000,000 Federal Home Loan Bank Discount Note         1.098   03/19/04     11,993,760
 12,000,000 Federal Home Loan Bank Discount Note         1.057   03/19/04     16,990,863
 28,000,000 Federal Home Loan Bank Discount Note         1.008   03/22/04     27,983,830
 37,000,000 Federal Home Loan Bank Discount Note         1.092   03/24/04     36,974,706
 10,000,000 Federal Home Loan Bank Discount Note         0.996   03/26/04      9,993,194
 20,312,000 Federal Home Loan Bank Discount Note         1.073   03/26/04     20,297,189
 27,000,000 Federal Home Loan Bank Discount Note         1.070   03/31/04     26,976,375
 22,000,000 Federal Home Loan Bank Discount Note         1.078   03/31/04     21,980,658
 40,000,000 Federal Home Loan Bank Discount Note         0.988   04/01/04     39,966,589
  4,000,000 Federal Home Loan Bank Discount Note         1.083   04/02/04      3,996,231
 32,000,000 Federal Home Loan Bank Discount Note         1.024   04/02/04     31,971,413
 20,000,000 Federal Home Loan Bank Discount Note         1.004   04/05/04     19,980,847
 40,000,000 Federal Home Loan Bank Discount Note         1.134   04/07/04     39,954,367
 25,000,000 Federal Home Loan Bank Discount Note         0.998   04/08/04     24,974,139
 40,000,000 Federal Home Loan Bank Discount Note         1.134   04/12/04     39,948,200
 30,000,000 Federal Home Loan Bank Discount Note         1.150   04/14/04     29,958,750
 22,000,000 Federal Home Loan Bank Discount Note         1.017   04/15/04     21,972,500
 19,261,000 Federal Home Loan Bank Discount Note         1.145   04/16/04     19,233,337
 30,000,000 Federal Home Loan Bank Discount Note         1.032   04/20/04     29,957,792
  5,388,000 Federal Home Loan Bank Discount Note         1.113   04/21/04      5,379,680
 19,000,000 Federal Home Loan Bank Discount Note         1.011   04/21/04     18,973,218
  8,000,000 Federal Home Loan Bank Discount Note         1.113   04/23/04      7,987,162
 34,000,000 Federal Home Loan Bank Discount Note         1.149   04/23/04     33,943,688
 25,000,000 Federal Home Loan Bank Discount Note         1.154   04/28/04     24,954,526
 30,000,000 Federal Home Loan Bank Discount Note         1.034   04/30/04     29,949,250
 38,000,000 Federal Home Loan Bank Discount Note         1.029   05/05/04     37,930,703
 36,000,000 Federal Home Loan Bank Discount Note         1.032   05/07/04     35,931,995
 44,000,000 Federal Home Loan Bank Discount Note         1.017   05/12/04     43,912,176
 20,000,000 Federal Home Loan Bank Discount Note         1.016   05/14/04     19,958,889

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
                               February 29, 2004

 Principal                                                      Purchase Maturity
  Amount                                                         Yield     Date       Value
  ------                                                        -------- -------- --------------
$40,000,000 Federal Home Loan Bank Discount Note                 1.009%  05/19/04 $   39,913,100
 30,000,000 Federal Home Loan Bank Discount Note                 1.009   05/21/04     29,933,175
 25,000,000 Federal Home Loan Bank Discount Note                 1.009   05/26/04     24,940,875
 24,285,000 Federal Home Loan Bank Discount Note                 1.035   06/07/04     24,217,899
 35,000,000 Federal Home Loan Bank Discount Note                 1.049   06/09/04     34,899,861
 22,000,000 Federal Home Loan Bank Discount Note                 1.047   06/17/04     21,932,284
 31,000,000 Federal Home Loan Bank Discount Note                 1.062   07/07/04     30,885,369
 34,000,000 Federal Home Loan Bank Discount Note                 1.067   07/09/04     33,871,697
 39,000,000 Federal Home Loan Bank Discount Note                 1.028   07/14/04     38,852,288
 38,244,000 Federal Home Loan Bank Discount Note                 1.041   07/16/04     38,095,550
 21,568,000 Federal Home Loan Bank Discount Note                 1.041   07/23/04     21,480,003
 23,000,000 Federal Home Loan Bank Discount Note                 1.052   08/04/04     22,897,343
 16,000,000 Federal Home Loan Bank Discount Note                 1.052   08/11/04     15,925,382
 28,000,000 Federal Home Loan Bank Discount Note                 1.070   08/18/04     27,861,167
                                                                                  --------------
            TOTAL U. S. GOVERNMENT AGENCY OBLIGATIONS
            (at amortized cost--$1,536,649,517)                                    1,536,649,517
                                                                                  --------------
            TOTAL INVESTMENTS (100.1%) (cost--$1,536,649,517**)                   $1,536,649,517
                                                                                  ==============

* Obligations of U.S. Government sponsored entities are not issued nor guaranteed by the United States Treasury.
** Also represents cost for federal income tax purposes.
The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)
                               February 29, 2004

ASSETS
 Investments, at value (at amortized cost--$1,536,649,517).. $1,536,649,517
 Cash.......................................................          1,175
 Prepaid expenses...........................................        116,292
                                                             --------------
      TOTAL ASSETS..........................................  1,536,766,984
                                                             --------------
LIABILITIES
 Dividends payable..........................................        297,704
 Due to affiliates--Note B
   Investment advisory fee..................................         78,467
   Shareholder servicing fee................................        308,903
   Administrative fee.......................................        222,410
 Accrued directors fees.....................................         12,495
 Accrued expenses...........................................         78,981
                                                             --------------
      TOTAL LIABILITIES.....................................        998,960
                                                             --------------
NET ASSETS.................................................. $1,535,768,024
                                                             ==============
 Shares of beneficial interest outstanding..................  1,535,768,024
                                                             ==============
 Net asset value per share (net assets / shares of
   beneficial interest outstanding).........................          $1.00
                                                                      =====

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                            STATEMENT OF OPERATIONS
                                  (UNAUDITED)
                  For the six months ended February 29, 2004

INVESTMENT INCOME
  Interest income............................................ $  8,434,537
                                                              ------------
EXPENSES
  Investment advisory fee--Note B............................    2,295,188
  Shareholder servicing fee--Note B..........................    1,983,825
  Administrative fee--Note B.................................    1,428,354
  Printing and other expenses................................      126,186
  Insurance expense..........................................       93,789
  Custodian fees.............................................       92,630
  Filing fees................................................       95,000
  Legal and audit fees.......................................       47,404
  Transfer agent fees........................................       20,905
  Directors fees.............................................       14,230
                                                              ------------
    Total expenses...........................................    6,197,511
  Waiver of investment advisory fee--Note B..................  (1,739,530)
    Total net expenses.......................................    4,457,981
                                                              ------------
     Net investment income ..................................    3,976,556
                                                              ------------
     Net increase in net assets resulting from operations.... $  3,976,556
                                                              ============

                      See notes to financial statements.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                      STATEMENT OF CHANGES IN NET ASSETS

                                                                For the Six
                                                                Months Ended     For the
                                                                February 29,    Year Ended
                                                                    2004        August 31,
                                                                (UNAUDITED)        2003
                                                               -------------- --------------
FROM OPERATIONS
  Net investment income.......................................     $3,976,556 $   10,635,655
                                                               -------------- --------------
    Net increase in net assets resulting from operations......      3,976,556     10,635,655
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.......................................    (3,976,556)    (10,635,655)
                                                               -------------- --------------
  Total distributions.........................................    (3,976,556)    (10,635,655)
                                                               -------------- --------------
FROM CAPITAL SHARE TRANSACTIONS
  Net capital share transactions (at $1.00 per share)--Note C.   (71,466,380)    (60,010,826)
                                                               -------------- --------------
NET ASSETS
  Beginning of period.........................................  1,607,234,404  1,667,245,230
                                                               -------------- --------------
  End of period............................................... $1,535,768,024 $1,607,234,404
                                                               ============== ==============


                             FINANCIAL HIGHLIGHTS

   The following table includes selected data for a share of capital stock outstanding throughout each year and other performance information derived from the financial statements. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The 2003 and 2002 information has been audited by Deloitte and Touche LLP. Information for the prior years was audited by another independent auditor, whose report expressed an unqualified opinion. It should be read in conjunction with the financial statements and notes thereto.

                                        For the Six
                                        Months Ended
                                        February 29,
                                            2004                  For the year ended August 31,
                                        (UNAUDITED)          2003         2002        2001        2000
                                     ------------       ----------     ----------  ----------  ----------
Net asset value, beginning of period $      1.00        $     1.00     $     1.00  $     1.00  $     1.00
                                     -----------        ----------     ----------  ----------  ----------
Net investment income...............         -- (a)            .01            .01         .05         .05
                                     -----------        ----------     ----------  ----------  ----------
  Total from investment operations..        --  (a)            .01            .01         .05         .05
                                     -----------        ----------     ----------  ----------  ----------
Less distributions:
  From net investment income........         -- (a)           (.01)          (.01)       (.05)       (.05)
                                     -----------        ----------     ----------  ----------  ----------
Total distributions.................         -- (a)           (.01)          (.01)       (.05)       (.05)
                                     -----------        ----------     ----------  ----------  ----------
Net asset value, end of period...... $      1.00        $     1.00     $     1.00  $     1.00  $     1.00
                                     ===========        ==========     ==========  ==========  ==========
Total investment return.............         .24%              .63%          1.44%       5.14%       5.52%
SUPPLEMENTAL DATA
  Net assets, end of period
   (000's omitted)..................  $1,535,768        $1,607,234     $1,667,245  $1,930,645  $1,366,422
RATIOS TO AVERAGE NET ASSETS
  Operating expenses................         .56%(b)(c)        .69%(c)        .65%        .44%        .48%
  Net investment income.............         .50%(b)(c)        .65%(c)       1.53%       4.92%       5.41%

(a)Amount less than $.005
(b)Annualized
(c)Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the annualized ratios of expenses and net investment income to average net assets would have been .78% and .28%, respectively, for the six months ended February 29, 2004 and would have been .77% and .57%, respectively, for the year ended August 31, 2003.

                      See notes to financial statements.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                               February 29, 2004

NOTE A--ACCOUNTING POLICIES

Hilliard-Lyons Government Fund, Inc. (the "Fund") is a diversified open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was incorporated in June 1980 under the laws of the state of Maryland. The primary investment objective of the Fund is to provide investors with liquidity and the highest possible level of current income consistent with the preservation of capital.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: The Fund employs the amortized cost method of security valuation for U.S. Government securities in accordance with Rule 2a-7 of the 1940 Act. The Board of Directors (the "Board") monitors deviations between net asset value per share as determined by using available market quotations and the amortized cost method of security valuation. If the deviation in the aggregate is significant, the Board considers what action, if any, should be initiated to provide fair valuation.

Repurchase Agreements: Repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government Agency obligations. It is the policy of the Fund to take possession of collateral. U.S. Treasury and U.S. Government Agency obligations pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements provide that the market value of the collateral plus accrued interest on the collateral is greater than or equal to the repurchase price plus accrued interest at all times. In the event of default or bankruptcy by the other party to the agreements, the Fund maintains the right to sell the underlying securities at market value; however, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Income Taxes: It is the policy of the Fund to continue to qualify under the Internal Revenue Code as a regulated investment company and to distribute all of its taxable income to shareholders, thereby relieving the Fund of federal income tax liability.

Dividends to Shareholders: The net investment income of the Fund is determined on each business day and is declared as a dividend payable to shareholders of record daily and is paid monthly. The tax character of distributions paid during 2003 and 2002 was as follows:

                                        For the year ended August 31,
                                           2003           2002
                                         -----------    -----------
                Distributions paid from
                 ordinary income....... $10,635,655    $28,105,327
                                         -----------    -----------
                Total Distributions.... $10,635,655    $28,105,327
                                         ===========    ===========

Investment Transactions: Investment transactions are accounted for on the date the securities are bought or sold. Income is accrued daily. Discounts on securities purchased are amortized over the lives of the respective securities. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE B--INVESTMENT ADVISORY FEES & OTHER TRANSACTIONS WITH AFFILIATES

On October 8, 2003, the Fund renewed its investment advisory agreement with J.J.B Hilliard W.L. Lyons, Inc. (the "Adviser"). Under the investment advisory agreement, the Adviser supervises investment

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (continued)
                                  (UNAUDITED)
                               February 29, 2004

operations of the Fund and the composition of its portfolio, and furnishes advice and recommendations with respect to investments and the purchase and sale of securities in accordance with the Fund's investment objectives, policies and restrictions; subject, however, to the general supervision and control of the Fund's Board. For the services the Adviser renders, the Fund has agreed to pay the Adviser an annual advisory fee of 1/2 of 1% of the first $200 million of average daily net assets, 3/8 of 1% of the next $100 million of average daily net assets, and 1/4 of 1% of the average daily net assets in excess of $300 million. Such fee is accrued daily and paid monthly. The Adviser has agreed to reimburse the Fund if total operating expenses of the Fund, excluding taxes, interest and extraordinary expenses (as defined), exceed on an annual basis 1 1/2% of the first $30 million of average daily net assets and 1% of average daily net assets over $30 million. There was no reimbursement required for the six months ended February 29, 2004. The Adviser voluntarily agreed to waive a portion of its advisory fee beginning April 1, 2003. The Adviser may discontinue or modify any such voluntary waiver at its discretion. The Adviser waived $1,739,530 for the six months ended February 29, 2004.

The Fund has entered into a separate shareholder and administration services agreement (the "Administration Agreement") with the Adviser. Under the Administration Agreement, the Adviser provides certain shareholder and administrative functions for the Fund, including but not limited to: (i) preparing and mailing monthly statements to shareholders; (ii) forwarding shareholder communications from the Fund; (iii) responding to inquiries from shareholders concerning their investments in the Fund; (iv) maintaining account information relating to shareholders that invest in the fund; and (v) processing purchase, exchange and redemption requests from shareholders and placing orders and appropriate documentation with the Fund or its service providers. For its services to the Fund under the Administration Agreement, the Adviser receives a monthly fee from the Fund at the annual rate of .25% of the Fund's average daily net assets for shareholder services and .18% of the Fund's average daily net assets for administration services.

No compensation is paid by the Fund to officers of the Fund and directors who are affiliated with the Adviser. The Fund pays each unaffiliated director an annual retainer of $5,000 and the audit committee chairman an annual retainer of $3,000, a fee of $1,000 for each board or committee meeting attended, and all expenses the directors incur in attending meetings. Total fees paid to directors for the six months ended February 29, 2004 were $18,000. Transfer agent fees are paid to State Street Bank & Trust Co.

NOTE C--CAPITAL STOCK

At February 29, 2004, there were 2,500,000,000 shares of $.01 par value Common Stock authorized. Each transaction in Fund shares was at the net asset value of $1.00 per share. The dollar amount represented is the same as the shares shown below for such transactions.

                                  For the Six       For the
                                  Months ended     Year ended
                                  February 29,     August 31,
                                      2004            2003
                                 --------------  --------------
                Shares sold.....  2,849,968,024   5,290,394,643
                Shares issued to
                 shareholders in
                 reinvestment of
                 dividends......      3,930,877      10,741,531
                Less shares
                 repurchased.... (2,925,365,280) (5,640,503,196)
                                 --------------  --------------
                Net decrease
                 in capital
                 shares.........    (71,466,379)    (60,010,826)
                                 ==============  ==============

                     HILLIARD-LYONS GOVERNMENT FUND, INC.

                             Hilliard Lyons Center
                          Louisville, Kentucky 40202
                                (502) 588-8400

               Investment Adviser, Administrator and Distributor

                       J.J.B. Hilliard, W.L. Lyons, Inc.
                             Hilliard Lyons Center
                          Louisville, Kentucky 40202
                                (502) 588-8400

                         Custodian and Transfer Agent

                      State Street Bank and Trust Company
                              225 Franklin Street
                                 P.O. Box 1912
                          Boston, Massachusetts 02105

                                 Legal Counsel

                             Frost Brown Todd LLC
                      400 West Market Street, 32nd Floor
                          Louisville, Kentucky 40202

                                  Independent
                              Public Accountants

                             Deloitte & Touche LLP
                              200 Berkeley Street
                          Boston, Massachusetts 02116

                            DIRECTORS AND OFFICERS

                              BOARD OF DIRECTORS
                               Samuel G. Miller
                                J. Robert Shine
                                Lindy B. Street

                                   OFFICERS
                        Joseph C. Curry, Jr.--President

                Dianna P. Wengler--Vice President and Treasurer

                        Stephanie J. Ferree--Secretary
                                Hilliard-Lyons
                             Government Fund, Inc.
                              Semi-Annual Report
                               February 29, 2004



                                    [GRAPHIC]

                                  Bear & Bull

ITEM 2.     CODE OF ETHICS.

            Not applicable to semi-annual reports.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable to semi-annual reports.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable to semi-annual reports.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable to open-end investment companies.

ITEM 6.     SCHEDULE OF INVESTMENTS.

            Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable to open-end investment companies.

ITEM 8 PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

            Not applicable to open-end investment companies.

ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            The registrant does not currently have procedures by which shareholders may recommend nominees to the registrant's board of directors. The registrant's directors, all of whom are independent, serve as its nominating committee.

ITEM 10.    CONTROLS AND PROCEDURES.

            (a) Within the 90-day period prior to the filing of this report, the registrant's management carried out an evaluation, with the participation of the Chief Executive Officer and Chief Financial Officer, of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940). Based on their evaluation, the Chief Executive Officer and Chief Financial Officer believe that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's Chief Executive Officer and Chief Financial Officer as appropriate to allow timely decisions regarding required disclosure.

            (b) There have been no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(a)) under the Investment Company Act of 1940 or in other factors that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.    EXHIBITS.

            (a)(1)    Any code of ethics or amendment thereto. Not applicable.

            (b)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940. Filed herewith.

            (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940. Furnished herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  HILLIARD-LYONS GOVERNMENT FUND, INC.

By (Signature and Title)      /s/: Joseph C. Curry, Jr.
                              -------------------------
                              Joseph C. Curry Jr.
                              President

Date: April 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/: Dianna P. Wengler
                              ----------------------
                              Dianna P. Wengler
                              Vice President and Treasurer

Date: April 26, 2004

By (Signature and Title)      /s/: Joseph C. Curry, Jr.
                              -------------------------
                              Joseph C. Curry Jr.
                              President

Date: April 26, 2004